Fair Value Measurements - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Segment Reporting Information [Line Items]
Beginning balance	$ 2,367,926	[1]	$ 2,367,750
Impairment	(1,096,305)		$ 0
Ending balance	1,271,621
Ben Liquidity
Segment Reporting Information [Line Items]
Beginning balance	1,725,880
Impairment	(901,000)
Ending balance	824,880
Ben Custody
Segment Reporting Information [Line Items]
Beginning balance	594,219
Impairment	(195,305)
Ending balance	398,914
Ben Insurance
Segment Reporting Information [Line Items]
Beginning balance	37,942
Impairment	0
Ending balance	37,942
Ben Markets
Segment Reporting Information [Line Items]
Beginning balance	9,885
Impairment	0
Ending balance	$ 9,885

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.